Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 14 - INCOME TAXES

Income taxes were as follows for the years ended December 31:

	2017	2016	2015
Current	$5,414	$6,449	$5,191
Deferred	435	170	(410)
Change in corporate tax rate	511	—	—
Income taxes	$6,360	$6,619	$4,781

Effective tax rates differ from the statutory federal income tax rate of 35% in 2017 and 2016 and 34% in 2015 due to the following:

	2017	2016	2015
Income taxes computed at the statutory federal tax rate	$7,781	$8,343	$5,959
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(1,107)	(946)	(900)
Low income housing tax credit	(686)	(435)	(303)
Cash surrender value of BOLI	(201)	(197)	(159)
Change in corporate tax rate	511	—	—
Other	62	(146)	184
Income tax expense	$6,360	$6,619	$4,781

NOTE 14 - INCOME TAXES (Continued)

The Tax Cut and Jobs Act, enacted on December 22, 2017, lowered the federal corporate income tax rate from 35% to 21% effective January 1, 2018.  As a result, the carrying value of net deferred tax assets was reduced, which increased income tax expense by $511.

Year-end deferred tax assets and liabilities were due to the following:

	2017	2016
Deferred tax assets
Allowance for loan losses	$2,848	$4,640
Deferred compensation	1,213	1,762
Intangible assets	95	187
Pension costs	—	277
Other	141	102
Deferred tax asset	4,297	6,968
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(275)	(97)
Discount accretion on securities	(43)	(58)
Purchase accounting adjustments	(536)	(1,091)
FHLB stock dividends	(1,053)	(1,705)
Unrealized gain on securities available for sale	(847)	(1,035)
Pension costs	(293)	—
Prepaids	(320)	—
Other	(166)	(256)
Deferred tax liability	(3,533)	(4,242)
Net deferred tax asset	$764	$2,726

No valuation allowance was established at December 31, 2017 and 2016, due to the Company’s ability to carryback to taxes paid in previous years and certain tax strategies, coupled with the anticipated future income as evidenced by the Company’s earning potential.

The Company and its subsidiaries are subject to U.S. federal income tax. The Company is subject to tax in Ohio based upon its net worth.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company’s federal tax returns for taxable years through 2012 have been closed for purposes of examination by the Internal Revenue Service.